UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09147
Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Income Trust                                                                as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 26.5%
$500	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$516,785
2,585	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	2,845,439
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	532,350
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	619,116
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	522,500
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,588,380
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,033,730
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/33	1,044,130
265	Massachusetts Health and Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	265,927
1,215	Massachusetts Health and Higher Educational Facilities Authority, (Massachusetts Institute of Technology), 5.25%, 7/1/33	1,413,701
500	Massachusetts Industrial Finance Agency, (Babson College), 5.25%, 10/1/27	512,615
400	Massachusetts Industrial Finance Agency, (Belmont Hill School), 5.25%, 9/1/28	409,296
		$11,303,969
Electric Utilities — 5.1%
1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	1,083,020
1,065	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,086,247
		$2,169,267
Escrowed / Prerefunded — 4.7%
400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	455,828
1,000	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,104,790
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	453,440
		$2,014,058

General Obligations — 0.7%
$250	Massachusetts, 5.25%, 8/1/28	$285,605
		$285,605
Health Care - Miscellaneous — 2.9%
510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	512,866
700	Massachusetts Health and Educational Facilities Authority, (Learning Center for Deaf Children), 6.125%, 7/1/29	714,126
		$1,226,992
Hospital — 14.0%
1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	1,096,010
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/33	1,058,440
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	428,732
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,477
1,100	Massachusetts Health and Educational Facilities Authority, (Covenant Health), 6.00%, 7/1/31	1,189,056
2,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	2,110,640
		$5,988,355
Housing — 6.3%
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	661,290
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	2,044,460
		$2,705,750
Industrial Development Revenue — 1.6%
695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	701,060
		$701,060
Insured-Education — 16.8%
1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39 (1)	1,195,920
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,149,010
455	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), Variable Rate, 8.44%, 9/1/32 (2)(3)	674,492
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,687,616
850	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), (MBIA), Variable Rate, 6.53%, 10/1/27 (2)(4)	903,252

$1,000	Massachusetts Health and Educational Facilities Authority, (Northeastern University), (MBIA), 5.00%, 10/1/29	$1,029,190
500	Massachusetts Health and Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), 5.25%, 10/1/31	528,710
		$7,168,190
Insured-Electric Utilities — 1.8%
750	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	792,158
		$792,158
Insured-General Obligations — 7.4%
1,000	Massachusetts, (AMBAC), Variable Rate, 9.175%, 8/1/30 (2)(3)	1,546,960
500	Plymouth, (MBIA), 5.25%, 10/15/20	533,440
900	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27 (2)(3)	1,061,451
		$3,141,851
Insured-Miscellaneous — 12.9%
2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	2,070,140
2,750	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	3,415,170
		$5,485,310
Insured-Special Tax Revenue — 6.2%
1,500	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	1,558,890
680	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	254,089
385	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	93,166
570	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	192,905
3,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	539,728
		$2,638,778
Insured-Transportation — 6.1%
1,020	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/29	364,589
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 6.594%, 1/1/37 (2)(3)	1,166,748
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.617%, 7/1/28 (2)(3)	1,083,490
		$2,614,827
Nursing Home — 2.7%
500	Boston Industrial Development Authority, (Alzheimer’s Center), (FHA), 6.00%, 2/1/37	514,390
600	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	620,508
		$1,134,898

Senior Living / Life Care — 3.6%
$1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	$1,531,635
		$1,531,635
Special Tax Revenue — 8.1%
3,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/34	3,467,850
		$3,467,850
Transportation — 5.7%
1,350	Massachusetts Bay Transportation Authority, Variable Rate, 6.28%, 3/1/27 (2)(4)	1,396,400
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,025,320
		$2,421,720
Water and Sewer — 16.4%
2,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	2,070,800
2,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,135,980
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	1,012,748
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,766,300
		$6,985,828
Total Tax-Exempt Investments — 149.5% (identified cost $59,371,336)		$63,778,101
Other Assets, Less Liabilities — 0.9%		$379,019
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.4)%		$(21,505,121)
Net Assets Applicable to Common Shares — 100.0%		$42,651,999

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 34.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 16.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $7,832,793 or 18.4% of the Trust’s net assets applicable to common shares.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

A summary of financial instruments at August 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	100 U.S. Treasury Bond	Short	$(11,012,075)	$(11,106,250)	$(94,175)

At August 31, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,366,766
Gross unrealized appreciation	$4,412,996
Gross unrealized depreciation	(1,661)
Net unrealized appreciation	$4,411,335

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2006